UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
37	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2013, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of more moderately stimulative monetary policies drove longer term interest rates higher and bond prices lower. Municipal bonds proved particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors seeking safer havens.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through October 31, 2013, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2013, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of –5.91%, Class C shares returned –6.29%, Class I shares returned –5.80%, ClassY shares from inception (9/3/13) returned 3.45%, and Class Z shares returned –5.80%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of –3.44% for the same period.2

Selling pressure stemming from concerns about actual and anticipated interest rate changes sent municipal bonds into negative territory during the reporting period. The fund lagged its benchmark, mainly due to overweighted exposure to longer dated revenue bonds and weakness among Puerto Rico municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Selling Pressure Sparked Declines Among Municipal Bonds

Municipal bonds encountered heightened volatility over the reporting period. The robust investor demand that had characterized much of 2012 failed to rematerialize in 2013, sending municipal bond yields higher despite a relatively meager supply of newly issued securities.Yields of U.S.Treasury securities also generally climbed in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected. This development sent longer term interest rates sharply higher, further eroding returns from municipal bonds. In July, a bankruptcy filing by the city of Detroit also intensified selling pressure, and in September, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems. Yet, municipal bonds generally rallied over the final weeks of September and during October when the Fed refrained from tapering its quantitative easing program.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. Connecticut also has experienced improved credit conditions, as evidenced by a budget surplus for its 2013 fiscal year. However, the state’s unemployment rate has stayed higher than national averages, and unfunded pension liabilities remain a concern.

Long Average Duration Dampened Fund Performance

The fund was undermined over the reporting period by a relatively long average duration and an emphasis on longer term securities, which magnified the impact of rising long-term interest rates. Relative performance also was hurt by a position in Puerto Rico bonds, which we believe were punished more severely than warranted by underlying credit fundamentals. In addition, the fund’s emphasis on revenue bonds proved counterproductive, as they lagged Connecticut general obligation bonds. Overweighted exposure to the lower end of the investment-grade spectrum also weighed on results compared to the benchmark.

Our security selection strategy achieved better results in other areas, especially among bonds backed by educational institutions and essential municipal facilities, such as sewer districts and waterworks.

Finding Attractive Values in a Dislocated Market

Although market volatility may persist over the near term, we believe that improved economic conditions and restored investor demand will help lift municipal bond valuations toward historical norms over the longer term.

In the meantime, we have continued to emphasize attractive relative values, including longer dated revenue bonds with credit ratings toward the bottom of the investment-grade spectrum.We also have retained the fund’s Puerto Rico holdings for income and diversification purposes. In light of steep yield differences along the market’s maturity range, the fund’s average duration remains in a position that is slightly longer than market averages.

November 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z, ClassY and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable. Returns for ClassY are from inception date of 9/3/2013.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2013 to October 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2013 †

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$4.35	$8.11	$3.13	$1.15	$3.28
Ending value (after expenses)	$940.90	$937.10	$942.00	$1,034.50	$942.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2013

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$4.53	$8.44	$3.26	$3.62	$3.41
Ending value (after expenses)	$1,020.72	$1,016.84	$1,021.98	$1,021.63	$1,021.83

†	From September 3, 2013 (commencement of initial offering) to October 31, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.66% for Class C , .64% for
Class I and .67% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .71% for ClassY, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the actual days in the period)
†††	Please note that while ClassY shares commenced operations on September 3, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period May 1, 2013 to October 31, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.66% for Class C, .64% for
Class I, .71% for ClassY and .67% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut—81.8%
Connecticut,
GO	5.00	11/1/18	5,000,000		5,916,150
Connecticut,
GO	5.00	12/15/22	1,855,000		2,082,367
Connecticut,
GO	5.00	4/15/24	2,500,000		2,840,700
Connecticut,
GO	5.00	11/1/27	2,000,000		2,251,660
Connecticut,
GO	5.00	11/1/27	5,000,000		5,617,650
Connecticut,
GO	5.00	11/1/28	3,000,000		3,365,760
Connecticut,
GO	5.00	11/1/28	5,000,000		5,571,050
Connecticut,
GO	5.00	11/1/31	5,000,000		5,439,350
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/21	5,000,000		5,976,900
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000		5,800,400
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000		4,084,219
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/19	5,275,000		6,267,491
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000		1,470,875
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000		2,428,432
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home, Inc.
Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,959,521

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,900,000	3,989,427
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000	5,071,725
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,550,000	6,576,658
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	10,000,000	10,277,600
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	3,875,778
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue)	5.00	11/1/18	1,320,000	1,560,808
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,480,928
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,546,763
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,130,360
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,065,060
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,563,925

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and
Educational Facilities
Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	13,331,482
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,006,580
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	1,980,620
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	2,000,000	2,006,780
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,034,350
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,103,042
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,218,220
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,533,550
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,037,420

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/33	5,000,000	5,177,700
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	6,908,895
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus Hospital
Issue) (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/23	2,000,000	2,183,620
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,028,130
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,309,609
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,922,514
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,253,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	6,764,745
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,029,020
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,376,050
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,361,840

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,534,075
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,633,860
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,535,000	1,536,443
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,255,000	3,356,165
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,155,000	2,180,968
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,100,080
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	1,000,070
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,250,227
Connecticut Transmission Municipal
Electric Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000	3,103,470
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	910,000	910,919

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000		7,007,070
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000		1,845,684
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000		5,222,200
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000		2,082,140
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	5.25	8/15/14	5,000		5,202
Hartford,
GO	5.00	7/15/16	1,775,000		1,974,528
Hartford,
GO	5.00	4/1/24	1,000,000		1,137,920
Hartford,
GO (Escrowed to Maturity)	5.00	4/1/17	1,325,000		1,518,251
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	595,000		619,014
Hartford,
GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	4/1/22	255,000	[a]	309,045
Hartford County Metropolitan
District, Clean Water
Project Revenue	5.00	4/1/31	3,510,000		3,769,003

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,345,607
New Britain,
GO (Insured; Assured
Guaranty Corp.)	5.00	4/1/24	4,500,000	5,386,815
New Haven,
GO	5.00	3/1/17	1,425,000	1,585,455
New Haven,
GO (Insured; Assured
Guaranty Corp.)	5.00	3/1/29	1,000,000	1,028,670
Norwalk,
GO	5.00	7/15/24	1,000,000	1,177,020
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/31	3,940,000	4,186,605
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/32	1,370,000	1,458,762
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/33	4,000,000	4,244,080
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,411,120
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,161,480
Stamford,
GO	5.00	7/1/21	4,410,000	5,335,659
Stamford,
Water Pollution
Control System and
Facility Revenue	5.50	8/15/38	400,000	435,660
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,134,820

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,116,600
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,107,260
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	2/15/15	1,225,000	[a]	1,300,276
University of Connecticut,
Special Obligation
Student Fee Revenue	5.00	11/15/24	5,000,000		5,822,050
U.S. Related—16.8%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,679,690
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	707,400
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,048,410
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds (Escrowed
to Maturity)	5.45	5/15/16	1,445,000		1,616,189
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,787,222
Guam Power Authority,
Revenue	5.00	10/1/34	2,000,000		1,954,260
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		753,607
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		1,900,660
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000		456,345
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,500,000		1,969,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,054,834
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	2,925,000		2,923,216
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		3,778,600
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	3,550,000		2,572,472
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		2,204,340
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000		269,321
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/19	1,525,000		1,423,359
Puerto Rico Highways and
Transportation Authority,
Highway Revenue
(Prerefunded)	5.50	7/1/16	5,000,000	[a]	5,672,100
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/22	3,025,000		2,384,365
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	3,000,000		2,381,370
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[b]	958,210
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,198,815

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,450,000	6,450,061
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,263,850

Total Investments (cost $324,946,287)			98.6%	324,522,043
Cash and Receivables (Net)			1.4%	4,720,155
Net Assets			100.0%	329,242,198

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	20.8	Transportation Services	3.4
Health Care	15.1	City	3.0
Utility-Water and Sewer	13.2	Housing	1.3
State/Territory	12.5	Asset-Backed	1.0
Special Tax	8.8	Resource Recovery	.6
Utility-Electric	8.0	Other	3.4
Pre-Refunded	3.8
Industrial	3.7		98.6

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2013 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			324,946,287		324,522,043
Cash					133,713
Interest receivable					5,100,737
Receivable for shares of Beneficial Interest subscribed					10,000
Prepaid expenses					29,559
					329,796,052
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					244,285
Payable for shares of Beneficial Interest redeemed					261,371
Accrued expenses					48,198
					553,854
Net Assets ($)					329,242,198
Composition of Net Assets ($):
Paid-in capital					330,252,360
Accumulated undistributed investment income—net					8,057
Accumulated net realized gain (loss) on investments					(593,975)
Accumulated net unrealized appreciation
(depreciation) on investments					(424,244)
Net Assets ($)					329,242,198

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	204,068,932	11,747,082	9,023,367	1,029	104,401,788
Shares Outstanding	17,791,739	1,025,784	786,609	89.69	9,103,790
Net Asset Value
Per Share ($)	11.47	11.45	11.47	11.47	11.47

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	7,215,271
Expenses:
Management fee—Note 3(a)	966,893
Shareholder servicing costs—Note 3(c)	369,920
Distribution fees—Note 3(b)	50,951
Professional fees	27,854
Registration fees	18,641
Custodian fees—Note 3(c)	16,252
Trustees’ fees and expenses—Note 3(d)	9,771
Prospectus and shareholders’ reports	6,216
Loan commitment fees—Note 2	1,590
Miscellaneous	21,827
Total Expenses	1,489,915
Less—reduction in fees due to earnings credits—Note 3(c)	(114)
Net Expenses	1,489,801
Investment Income—Net	5,725,470
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(255,698)
Net unrealized appreciation (depreciation) on investments	(28,118,131)
Net Realized and Unrealized Gain (Loss) on Investments	(28,373,829)
Net (Decrease) in Net Assets Resulting from Operations	(22,648,359)

See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)[a]	April 30, 2013
Operations ($):
Investment income—net	5,725,470	12,070,470
Net realized gain (loss) on investments	(255,698)	420,757
Net unrealized appreciation
(depreciation) on investments	(28,118,131)	5,400,756
Net Increase (Decrease) in Net Assets
Resulting from Operations	(22,648,359)	17,891,983
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,507,222)	(7,360,932)
Class C	(164,711)	(386,785)
Class I	(182,230)	(440,751)
Class Y	(6)	—
Class Z	(1,863,244)	(3,859,875)
Net realized gain on investments:
Class A	—	(569,762)
Class C	—	(40,438)
Class I	—	(35,345)
Class Z	—	(275,082)
Total Dividends	(5,717,413)	(12,968,970)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,562,319	26,531,322
Class C	141,306	2,198,197
Class I	1,516,444	7,784,011
Class Y	1,000	—
Class Z	1,342,427	6,045,162

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)[a]	April 30, 2013
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A	2,708,763	5,838,337
Class C	129,350	315,905
Class I	92,541	261,740
Class Z	1,460,750	3,142,328
Cost of shares redeemed:
Class A	(23,169,918)	(23,202,561)
Class C	(3,866,782)	(2,037,144)
Class I	(3,768,973)	(9,047,573)
Class Z	(6,378,631)	(9,026,854)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(27,229,404)	8,802,870
Total Increase (Decrease) in Net Assets	(55,595,176)	13,725,883
Net Assets ($):
Beginning of Period	384,837,374	371,111,491
End of Period	329,242,198	384,837,374
Undistributed investment income—net	8,057	—

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)[a]	April 30, 2013
Capital Share Transactions:
Class Ab
Shares sold	217,077	2,140,455
Shares issued for dividends reinvested	234,226	470,956
Shares redeemed	(1,999,797)	(1,872,114)
Net Increase (Decrease) in Shares Outstanding	(1,548,494)	739,297
Class Cb
Shares sold	12,070	177,520
Shares issued for dividends reinvested	11,198	25,519
Shares redeemed	(331,482)	(165,401)
Net Increase (Decrease) in Shares Outstanding	(308,214)	37,638
Class I
Shares sold	130,242	626,623
Shares issued for dividends reinvested	7,980	21,107
Shares redeemed	(327,477)	(735,171)
Net Increase (Decrease) in Shares Outstanding	(189,255)	(87,441)
Class Y
Shares sold	89.69	—
Class Z
Shares sold	116,209	488,690
Shares issued for dividends reinvested	126,361	253,555
Shares redeemed	(552,798)	(728,279)
Net Increase (Decrease) in Shares Outstanding	(310,228)	13,966

a Effective September 3, 2013, the fund commenced offering ClassY shares.
b During the period ended October 31, 2013, 16,378 Class C shares representing $201,623 were exchanged for
16,365 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2013			Year Ended April 30,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.39	12.23	11.32	11.68	11.16	11.55
Investment Operations:
Investment income—net[a]	.19	.38	.44	.45	.47	.47
Net realized and unrealized
gain (loss) on investments	(.92)	.19	.91	(.36)	.52	(.39)
Total from Investment Operations	(.73)	.57	1.35	.09	.99	.08
Distributions:
Dividends from
investment income—net	(.19)	(.38)	(.44)	(.45)	(.47)	(.47)
Dividends from net realized
gain on investments	—	(.03)	—	—	—	—
Total Distributions	(.19)	(.41)	(.44)	(.45)	(.47)	(.47)
Net asset value, end of period	11.47	12.39	12.23	11.32	11.68	11.16
Total Return (%)[b]	(5.91)[c]	4.74	12.07	.75	8.98	.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89 [d]	.90	.91	.91	.90	.93
Ratio of net expenses
to average net assets	.89 [d]	.90	.91	.91	.90	.93
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.21 [d]	3.10	3.69	3.90	4.07	4.29
Portfolio Turnover Rate	2.67 [c]	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period
($ x 1,000)	204,069	239,626	227,398	215,132	246,190	238,183

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2013			Year Ended April 30,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.37	12.21	11.30	11.66	11.14	11.53
Investment Operations:
Investment income—net[a]	.14	.29	.35	.36	.38	.39
Net realized and unrealized
gain (loss) on investments	(.92)	.19	.91	(.36)	.52	(.39)
Total from Investment Operations	(.78)	.48	1.26	—	.90	—
Distributions:
Dividends from
investment income—net	(.14)	(.29)	(.35)	(.36)	(.38)	(.39)
Dividends from net realized
gain on investments	—	(.03)	—	—	—	—
Total Distributions	(.14)	(.32)	(.35)	(.36)	(.38)	(.39)
Net asset value, end of period	11.45	12.37	12.21	11.30	11.66	11.14
Total Return (%)[b]	(6.29)[c]	3.94	11.25	(.01)	8.17	.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66 [d]	1.66	1.67	1.67	1.66	1.69
Ratio of net expenses
to average net assets	1.66 [d]	1.66	1.67	1.66	1.66	1.68
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.02
Ratio of net investment income
to average net assets	2.43 [d]	2.34	2.94	3.14	3.30	3.53
Portfolio Turnover Rate	2.67 [c]	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period
($ x 1,000)	11,747	16,502	15,823	16,322	18,466	15,045

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2013			Year Ended April 30,
Class I Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	12.39	12.22	11.31	11.68	11.16	10.13
Investment Operations:
Investment income—net[b]	.20	.41	.46	.48	.44	.19
Net realized and unrealized
gain (loss) on investments	(.92)	.21	.92	(.37)	.58	1.03
Total from Investment Operations	(.72)	.62	1.38	.11	1.02	1.22
Distributions:
Dividends from
investment income—net	(.20)	(.42)	(.47)	(.48)	(.50)	(.19)
Dividends from net realized
gain on investments	—	(.03)	—	—	—	—
Total Distributions	(.20)	(.45)	(.47)	(.48)	(.50)	(.19)
Net asset value, end of period	11.47	12.39	12.22	11.31	11.68	11.16
Total Return (%)	(5.80)[c]	5.09	12.38	.92	9.27	12.10	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64 [d]	.64	.65	.63	.70	.64	[d]
Ratio of net expenses
to average net assets	.64 [d]	.63	.65	.63	.65	.63	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.44 [d]	3.34	3.90	4.16	4.30	4.70	[d]
Portfolio Turnover Rate	2.67 [c]	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period
($ x 1,000)	9,023	12,092	12,999	6,309	5,441	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

	Period Ended
Class Y Shares	October 31, 2013 [a]
Per Share Data ($):
Net asset value, beginning of period	11.15
Investment Operations:
Investment income—net[b]	.06
Net realized and unrealized
gain (loss) on investments	.32
Total from Investment Operations	.38
Distributions:
Dividends from investment income—net	(.06)
Net asset value, end of period	11.47
Total Return (%)	3.45	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	[d]
Ratio of net expenses to average net assets	.71	[d]
Ratio of net investment income to average net assets	3.59	[d]
Portfolio Turnover Rate	2.67	[c]
Net Assets, end of period ($ x 1,000)	1

a	From September 3, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2013			Year Ended April 30,
Class Z Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.39	12.22	11.31	11.67	11.16	11.55
Investment Operations:
Investment income—net[a]	.20	.41	.46	.48	.49	.49
Net realized and unrealized
gain (loss) on investments	(.92)	.20	.91	(.37)	.51	(.39)
Total from Investment Operations	(.72)	.61	1.37	.11	1.00	.10
Distributions:
Dividends from
investment income—net	(.20)	(.41)	(.46)	(.47)	(.49)	(.49)
Dividends from net realized
gain on investments	—	(.03)	—	—	—	—
Total Distributions	(.20)	(.44)	(.46)	(.47)	(.49)	(.49)
Net asset value, end of period	11.47	12.39	12.22	11.31	11.67	11.16
Total Return (%)	(5.80)[b]	5.04	12.31	.97	9.11	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67 [c]	.69	.71	.70	.70	.76
Ratio of net expenses
to average net assets	.67 [c]	.69	.71	.70	.70	.76
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.43 [c]	3.32	3.89	4.11	4.27	4.46
Portfolio Turnover Rate	2.67 [b]	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period
($ x 1,000)	104,402	116,617	114,892	106,076	112,728	108,416

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers three series including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on May 7, 2013, the Company’s Board of Trustees (the “Board”) approved effective September 3, 2013, for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	324,522,043	—	324,522,043

†	See Statement of Investments for additional detailed categorizations.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2013 was as follows: tax-exempt income $12,049,889, ordinary income $205,699 and long-term capital gains $713,382. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2013, the Distributor retained $2,736 from commissions earned on sales of the fund’s Class A shares and $355 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $50,951, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $273,383 and $16,984, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2013, Class Z shares were charged $17,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $42,325 for transfer agency services and $1,482 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $114.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $16,252 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended October 31, 2013, the fund was charged $567 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $4,445 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $153,218, Distribution Plan fees $7,486, Shareholder Services Plan fees $45,745, custodian fees $10,604, Chief Compliance Officer fees $7,445 and transfer agency fees $19,787.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2013, amounted to $9,212,640 and $31,985,040, respectively.

At October 31, 2013, accumulated net unrealized depreciation on investments was $424,244 consisting of $11,129,925 gross unrealized appreciation and $11,554,169 gross unrealized depreciation.

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 23, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median, except for the two- and three-year periods, and above the Performance Universe median for all periods.The Board noted that there were only three other funds in the Performance Group.The Board also noted that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended May 31st and above the Performance Universe median for eight of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense

Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2013, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of more moderately stimulative monetary policies drove longer term interest rates higher and bond prices lower. Municipal bonds proved particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors seeking safer havens.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through October 31, 2013, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2013, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of –5.24%, Class C shares returned –5.60%, and Class Z shares returned –5.13%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of –3.44% for the same period.2

Selling pressure stemming from concerns about actual and anticipated interest rate changes sent municipal bonds into negative territory during the reporting period. The fund lagged its benchmark, mainly due to a relatively long duration posture and weakness among Puerto Rico municipal bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure Sparked Declines Among Municipal Bonds

Municipal bonds encountered heightened volatility over the reporting period.The robust investor demand that had characterized much of 2012 failed to rematerialize in 2013, and municipal bond yields rose despite a relatively meager supply of newly issued securities.Yields of U.S.Treasury securities also generally climbed in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected. This development sent longer term interest rates sharply higher, further eroding returns from municipal bonds. In July, a bankruptcy filing by the city of Detroit also intensified selling pressure, and in September, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems. Yet, municipal bonds generally rallied over the final weeks of September and during October after the Fed refrained from tapering its quantitative easing program.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. Massachusetts weathered the economic downturn relatively well, as evidenced by a balanced budget for its current fiscal year and an unemployment rate that has stayed below national averages.

Long Average Duration Dampened Fund Performance

The fund was undermined over the reporting period by a relatively long average duration and an emphasis on longer term securities, which magnified the impact of rising long-term interest rates. Relative performance also was hurt by a position in Puerto Rico bonds, which we believe were punished more severely than warranted by underlying credit fundamentals. In addition, the fund’s emphasis on revenue bonds proved counterproductive, particularly among those backed by hospitals, electric utilities, and special tax districts.

Our security selection strategy achieved better results in other areas, especially among bonds backed by housing projects and the state’s settlement of litigation with U.S. tobacco companies. Overweighted exposure to high-quality escrow bonds also supported relative performance, as did an underweighted position in bonds backed by municipal water and sewer facilities.

4

Finding Attractive Values in a Dislocated Market

Although market volatility may persist over the near term, we believe that improved economic conditions and restored investor demand will help lift municipal bond valuations toward historical norms over the longer term.

In the meantime, we have continued to emphasize attractive relative values, including revenue bonds that, in our analysis, have solid underlying credit fundamentals.We also have retained the fund’s Puerto Rico holdings for income and diversification purposes. In light of steep yield differences along the market’s maturity range, the fund’s average duration remains in a position that is slightly longer than market averages.

November 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2013 to October 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.56	$8.33	$3.49
Ending value (after expenses)	$946.60	$944.00	$948.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.74	$8.64	$3.62
Ending value (after expenses)	$1,020.52	$1,016.64	$1,021.63

Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.70% for Class C and .71% for
Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.3%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—86.1%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,020,441
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	640,000		643,072
Boston Water and Sewer Commission,
Revenue (Prerefunded)	5.00	11/1/14	2,000,000	[a]	2,096,780
Cambridge,
GO	5.00	1/1/20	2,000,000		2,402,960
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	1,905,446
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,420,740
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,259,633
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,233,450
Massachusetts,
GO	0.73	11/1/25	5,000,000	[b]	4,515,200
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,233,550
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,154,180
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,086,150
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,562,650
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,739,175
Massachusetts Bay Transportation
Authority, Assessment
Revenue (Prerefunded)	5.00	7/1/15	2,400,000	[a]	2,588,424

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		537,740
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	425,000		474,083
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,202,820
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,656,370
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		2,989,007
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,234,520
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[c]	3,550,654
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,679,912
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,275,080
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000		1,058,400
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000		1,052,000
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000		1,380,588

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000		1,591,953
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000		2,171,980
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000		706,764
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		1,908,800
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,150,400
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000		1,006,690
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,661,070
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		521,055
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000		2,479,700
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000		1,568,065
Massachusetts Development
Finance Agency, SWDR
(Dominion Energy Brayton
Point Issue) (Prerefunded)	5.00	8/1/16	2,000,000	[a]	2,235,160
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue E)
(Insured; AMBAC)	4.70	1/1/27	4,750,000		4,582,325

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,000,000	1,960,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	2,846,764
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000	1,091,030
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000	2,736,669
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000	1,106,940
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.38	7/1/35	1,000,000	1,002,140
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	4,832,360
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000	1,177,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	1,000,000	1,067,990

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	3,950,000	4,061,666
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	1,130,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,944,069
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,298,620
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,986,491
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,070,524
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	2,503,124
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,166,809
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,205,376
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,017,620
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	350,000	351,295
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,350,040

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000		2,131,981
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000		1,906,143
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,205,000		1,205,651
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,718,190
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,100,081
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000		7,936,230
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000		2,406,360
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,253,360
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000		1,735,624
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000		2,293,680
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,613,952
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,126,512
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	[a]	110,945

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/24	1,320,000		1,485,132
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/15/15	1,000,000	[a]	1,090,220
U.S. Related—12.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,515,000		1,423,433
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,112,071
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	294,750
Guam,
Business Privilege
Tax Revenue	5.13	1/1/42	1,000,000		1,000,920
Guam,
Hotel Occupancy
Tax Revenue	5.00	11/1/17	1,000,000		1,096,850
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,021,270
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	310,000		228,172
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	1,000,000		787,760
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		897,330
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,323,636

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		1,886,700
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	1,000,000		724,640
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		734,780
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	190,000		134,661
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		839,720
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[c]	1,191,665
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,019,531
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		799,210
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	4,500,000		3,896,010
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,631,925
Total Long-Term Municipal Investments
(cost $184,156,301)					185,603,749

14

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.3%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)
(cost $500,000)	0.04	11/1/13	500,000 [d]	500,000

Total Investments (cost $184,656,301)			98.6%	186,103,749
Cash and Receivables (Net)			1.4%	2,634,643
Net Assets			100.0%	188,738,392

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note—rate shown is the interest rate in effect at October 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	24.6	Utility-Water and Sewer	3.7
Special Tax	16.8	Asset-Backed	1.5
Transportation Services	11.5	City	1.3
Health Care	9.4	Pollution Control	.9
State/Territory	8.2	Industrial	.3
Pre-Refunded	7.5	Other	1.4
Housing	7.1
Utility-Electric	4.4		98.6

† Based on net assets.
See notes to financial statements.

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		184,656,301	186,103,749
Cash			344,065
Interest receivable			2,518,806
Prepaid expenses			18,128
			188,984,748
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			123,102
Payable for shares of Beneficial Interest redeemed			74,743
Accrued expenses			48,511
			246,356
Net Assets ($)			188,738,392
Composition of Net Assets ($):
Paid-in capital			186,879,934
Accumulated undistributed investment income—net			7,510
Accumulated net realized gain (loss) on investments			403,500
Accumulated net unrealized appreciation
(depreciation) on investments			1,447,448
Net Assets ($)			188,738,392

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	34,960,852	3,663,097	150,114,443
Shares Outstanding	3,094,932	323,995	13,290,026
Net Asset Value Per Share ($)	11.30	11.31	11.30

See notes to financial statements.

The Fund	17

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	4,004,883
Expenses:
Management fee—Note 3(a)	551,592
Shareholder servicing costs—Note 3(c)	125,640
Professional fees	26,570
Distribution fees—Note 3(b)	14,644
Registration fees	14,477
Custodian fees—Note 3(c)	11,167
Prospectus and shareholders’ reports	7,404
Trustees’ fees and expenses—Note 3(d)	6,842
Loan commitment fees—Note 2	1,058
Miscellaneous	18,262
Total Expenses	777,656
Less—reduction in fees due to earnings credits—Note 3(c)	(80)
Net Expenses	777,576
Investment Income—Net	3,227,307
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(45,793)
Net unrealized appreciation (depreciation) on investments	(14,643,521)
Net Realized and Unrealized Gain (Loss) on Investments	(14,689,314)
Net (Decrease) in Net Assets Resulting from Operations	(11,462,007)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Operations ($):
Investment income—net	3,227,307	6,668,956
Net realized gain (loss) on investments	(45,793)	505,218
Net unrealized appreciation
(depreciation) on investments	(14,643,521)	2,624,519
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,462,007)	9,798,693
Dividends to Shareholders from ($):
Investment income—net:
Class A	(580,857)	(1,204,038)
Class C	(44,645)	(93,309)
Class Z	(2,594,295)	(5,357,064)
Net realized gain on investments:
Class A	—	(15,966)
Class C	—	(1,706)
Class Z	—	(66,820)
Total Dividends	(3,219,797)	(6,738,903)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,660,205	4,574,778
Class C	68,989	497,831
Class Z	1,849,885	11,717,343
Dividends reinvested:
Class A	476,809	945,516
Class C	16,976	37,607
Class Z	2,098,009	4,202,677
Cost of shares redeemed:
Class A	(6,021,103)	(4,131,502)
Class C	(527,228)	(257,433)
Class Z	(13,413,367)	(13,435,538)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(13,790,825)	4,151,279
Total Increase (Decrease) in Net Assets	(28,472,629)	7,201,069
Net Assets ($):
Beginning of Period	217,211,021	210,009,952
End of Period	188,738,392	217,211,021
Undistributed investment income—net	7,510	—

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Capital Share Transactions:
Class Aa
Shares sold	142,751	377,532
Shares issued for dividends reinvested	41,975	78,152
Shares redeemed	(530,497)	(340,946)
Net Increase (Decrease) in Shares Outstanding	(345,771)	114,738
Class Ca
Shares sold	6,101	40,941
Shares issued for dividends reinvested	1,494	3,106
Shares redeemed	(45,717)	(21,262)
Net Increase (Decrease) in Shares Outstanding	(38,122)	22,785
Class Z
Shares sold	160,177	968,273
Shares issued for dividends reinvested	184,749	347,463
Shares redeemed	(1,186,504)	(1,111,998)
Net Increase (Decrease) in Shares Outstanding	(841,578)	203,738

a During the period ended October 31, 2013, 19,810 Class C shares representing $238,914 were exchanged for
19,843 Class A shares.

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2013			Year Ended April 30,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.11	11.94	11.05	11.44	10.91	11.29
Investment Operations:
Investment income—net[a]	.18	.36	.41	.43	.45	.46
Net realized and unrealized
gain (loss) on investments	(.81)	.17	.94	(.33)	.54	(.36)
Total from Investment Operations	(.63)	.53	1.35	.10	.99	.10
Distributions:
Dividends from
investment income—net	(.18)	(.36)	(.41)	(.43)	(.45)	(.46)
Dividends from net realized
gain on investments	—	(.00)[b]	(.05)	(.06)	(.01)	(.02)
Total Distributions	(.18)	(.36)	(.46)	(.49)	(.46)	(.48)
Net asset value, end of period	11.30	12.11	11.94	11.05	11.44	10.91
Total Return (%)[c]	(5.24)[d]	4.51	12.40	.94	9.16	1.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93 [e]	.93	.95	.94	.94	.94
Ratio of net expenses
to average net assets	.93 [e]	.93	.95	.94	.94	.94
Ratio of net investment income
to average net assets	3.06 [e]	2.97	3.56	3.84	4.00	4.25
Portfolio Turnover Rate	4.45 [d]	14.28	11.44	15.03	12.60	9.04
Net Assets, end of period
($ x 1,000)	34,961	41,675	39,705	36,232	41,909	39,079

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2013			Year Ended April 30,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.12	11.95	11.06	11.45	10.92	11.30
Investment Operations:
Investment income—net[a]	.13	.27	.32	.35	.36	.38
Net realized and unrealized
gain (loss) on investments	(.81)	.17	.94	(.33)	.54	(.36)
Total from Investment Operations	(.68)	.44	1.26	.02	.90	.02
Distributions:
Dividends from
investment income—net	(.13)	(.27)	(.32)	(.35)	(.36)	(.38)
Dividends from net realized
gain on investments	—	(.00)[b]	(.05)	(.06)	(.01)	(.02)
Total Distributions	(.13)	(.27)	(.37)	(.41)	(.37)	(.40)
Net asset value, end of period	11.31	12.12	11.95	11.06	11.45	10.92
Total Return (%)[c]	(5.60)[d]	3.72	11.54	.20	8.33	.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70 [e]	1.69	1.71	1.68	1.70	1.69
Ratio of net expenses
to average net assets	1.70 [e]	1.69	1.71	1.68	1.70	1.69
Ratio of net investment income
to average net assets	2.29 [e]	2.21	2.79	3.09	3.21	3.51
Portfolio Turnover Rate	4.45 [d]	14.28	11.44	15.03	12.60	9.04
Net Assets, end of period
($ x 1,000)	3,663	4,390	4,054	3,377	3,362	3,163

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

22

Six Months Ended
October 31, 2013			Year Ended April 30,
Class Z Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.11	11.94	11.05	11.44	10.91	11.29
Investment Operations:
Investment income—net[a]	.19	.38	.44	.46	.47	.48
Net realized and unrealized
gain (loss) on investments	(.81)	.17	.94	(.33)	.54	(.36)
Total from Investment Operations	(.62)	.55	1.38	.13	1.01	.12
Distributions:
Dividends from
investment income—net	(.19)	(.38)	(.44)	(.46)	(.47)	(.48)
Dividends from net realized
gain on investments	—	(.00)[b]	(.05)	(.06)	(.01)	(.02)
Total Distributions	(.19)	(.38)	(.49)	(.52)	(.48)	(.50)
Net asset value, end of period	11.30	12.11	11.94	11.05	11.44	10.91
Total Return (%)	(5.13)[c]	4.73	12.64	1.16	9.39	1.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71 [d]	.72	.74	.73	.73	.73
Ratio of net expenses
to average net assets	.71 [d]	.72	.74	.73	.73	.73
Ratio of net investment income
to average net assets	3.28 [d]	3.18	3.78	4.05	4.18	4.46
Portfolio Turnover Rate	4.45 [c]	14.28	11.44	15.03	12.60	9.04
Net Assets, end of period
($ x 1,000)	150,114	171,146	166,251	153,513	167,326	160,394

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers three series, including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

24

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

26

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	186,103,749	—	186,103,749
† See Statement of Investments for additional detailed categorizations.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2013 was as follows: tax-exempt income $6,654,411, ordinary income $2,956 and long-term capital gains $81,536. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2013, the Distributor retained $1,737 from commissions earned on sales of the fund’s Class A shares and $1,084 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $14,644 pursuant to the Distribution Plan.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $47,613 and $4,881, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2013, Class Z shares were charged $33,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account

30

basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $27,806 for transfer agency services and $1,043 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $80.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $11,167 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended October 31, 2013, the fund was charged $399 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $4,445 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $87,840, Distribution Plan fees $2,309, Shareholder Services Plan fees $8,209, custodian fees $7,350, Chief Compliance Officer fees $7,445 and transfer agency fees $9,949.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2013, amounted to $8,781,840 and $23,336,384, respectively.

At October 31, 2013, accumulated net unrealized appreciation on investments was $1,447,448, consisting of $7,379,556 gross unrealized appreciation and $5,932,108 gross unrealized depreciation.

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 23, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and variously above and below the Performance Universe medians. The Board also noted that the fund’s yield performance was below the Performance Group median for all of the one-year periods ended May 31st and at or above the Performance Universe median for six of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for six of the ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense

34

Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

36

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2013, through October 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of more moderately stimulative monetary policies drove longer term interest rates higher and bond prices lower. Municipal bonds proved particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors seeking safer havens.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2013, through October 31, 2013, as provided by Steven Harvey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2013, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of –4.44%, Class C shares returned –4.81%, and Class Z shares returned –4.34%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of –3.44% for the same period.2

Selling pressure stemming from investors’ concerns about actual and anticipated interest rate changes sent the municipal bond market’s returns into negative territory during the reporting period.The fund lagged its benchmark, mainly due to weakness among Puerto Rico municipal bonds and overweighted exposure to revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure Sparked Declines Among Municipal Bonds

Municipal bonds encountered heightened volatility over the reporting period. The robust investor demand that had characterized much of 2012 failed to rematerialize in 2013, sending municipal bond yields higher despite a relatively meager supply of newly issued securities.Yields of U.S.Treasury securities also generally climbed in response to improved economic trends, putting additional pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected. This development sent longer term interest rates sharply higher, further eroding returns from municipal bonds. In July, a bankruptcy filing by the city of Detroit also intensified selling pressure, and in September, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems. Yet, municipal bonds generally rallied over the final weeks of September and during October when the Fed refrained from tapering its quantitative easing program.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. Pennsylvania generally weathered the economic downturn well. The state’s unemployment rate has remained higher than national averages, but its economy has benefited from strength in the energy, technology, and health care industries.

Puerto Rico Bonds Dampened Fund Performance

The fund’s returns over the reporting period were undermined by Puerto Rico bonds, which we believe were punished more severely than warranted by underlying credit fundamentals. In addition, we responded to market declines early in the reporting period by selling some of the fund’s high-grade holdings and redeploying the proceeds into longer-term, higher yielding revenue bonds that we regarded as more attractively valued. However, bonds with these characteristics generally weighed on relative results.

The fund achieved better results in other areas.A relatively short average duration early in the reporting period helped cushion the brunt of heightened market volatility at the time. From a security selection standpoint, bonds backed by hospitals and airports fared relatively well.

4

Finding Attractive Values in a Recovering Economy

Although market volatility may persist over the near term, we believe that improved economic conditions and restored investor demand will help lift municipal bond valuations toward historical norms over the longer term.Therefore, we have continued to emphasize longer dated revenue bonds with credit ratings in the middle of the investment-grade spectrum, and we have set the fund’s average duration in a position that is roughly in line with market averages. In our view, these strategies position the fund appropriately for any upcoming market rebounds.

November 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the funds investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the funds share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2013 to October 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.58	$8.36	$3.50
Ending value (after expenses)	$955.60	$951.90	$956.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.74	$8.64	$3.62
Ending value (after expenses)	$1,020.52	$1,016.64	$1,021.63

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.70% for Class C and .71% for
Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—86.3%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,085,350
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,075,370
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,117,380
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,647,448
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		1,083,819
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,502,708
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000		1,763,160
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,636,063
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000		1,344,513
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	4,945,000		4,951,874
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.13	11/15/14	2,000,000	[a]	2,123,520

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,599,960
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000		1,621,776
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,359,186
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		1,937,320
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/19	500,000		585,385
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System Project)	5.00	6/1/42	1,500,000		1,465,365
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,182,629
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,587,060
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,305,243
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,033,230
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[b]	850,780
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[b]	2,135,485

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[b]	2,076,305
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[b]	1,951,400
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[b]	1,890,433
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[b]	1,669,725
McKeesport Area School District,
GO (Insured; AMBAC)
(Escrowed to Maturity)	0.00	10/1/21	2,915,000	[b]	2,398,724
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/15/20	1,230,000		1,424,844
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,030,570
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	2,000,000		2,021,820
Neshaminy School District,
GO (Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	4/15/14	1,250,000	[a]	1,277,712
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[b]	734,530
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,001,460

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/21	5,000,000	5,704,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000	3,387,120
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000	1,249,842
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	2,000,000	2,403,140
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000	1,406,860
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000	1,027,230
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000	1,108,110
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,890,650
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000	2,345,507
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	745,000	749,276
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	5,033,400
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	2,960,000	2,972,225
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,450,000	1,399,453

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,008,729
Pennsylvania Industrial
Development Authority,
EDR (Prerefunded)	5.50	7/1/18	100,000	[a]	120,444
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,119,760
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	5,325,000		5,481,715
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000		1,947,695
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000		1,050,909
Pennsylvania Turnpike Commission,
Turnpike Subordinate
Revenue (Insured;
Assured Guaranty Corp.)	6.00	6/1/28	3,000,000		3,394,980
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000		2,674,800
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000		538,045
Philadelphia,
Gas Works Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/22	2,000,000		2,006,700
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000		1,719,195
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/23	2,180,000		2,532,767
Philadelphia,
Water and Wastewater
Revenue (Insured;
National Public Finance
Guarantee Corp.)
(Escrowed to Maturity)	5.60	8/1/18	800,000		941,648

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.50	9/15/37	1,700,000	1,560,515
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.15	5/1/27	1,230,000	1,171,341
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.25	5/1/37	1,715,000	1,503,300
Philadelphia Hospitals and Higher
Education Facilities Authority,
HR (The Children’s Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000	1,994,148
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,690,442
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,119,039
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,118,160
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,074,770
Pittsburgh Urban Redevelopment
Authority, MFHR
(West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,245,000	1,252,358
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,076,680
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	790,000	792,931
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,421,200

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	1,055,000	[a]	1,084,076
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	1,110,000	[a]	1,140,592
State Public School Building
Authority, School Revenue
(School District of
Haverford Township
Project) (Insured; XLCA)	5.25	3/15/25	3,360,000		3,624,432
University Area Joint Authority,
Sewer Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/1/19	1,500,000		1,743,375
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		768,767
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,187,660
Westmoreland County Industrial
Development Authority,
Health System Revenue
(Excela Health Project)	5.00	7/1/25	2,390,000		2,490,882
U.S. Related—11.4%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		983,600
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,000,920
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,021,270

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000	321,539
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,011,100
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	1,935,675
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	767,210
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,206,975
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	897,330
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	1,509,360
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	870,039
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,102,170
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	982,472
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,200,000	2,770,496
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,298,575
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,052,770
Total Long-Term Municipal Investments
(cost $167,506,672)				169,232,716

14

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.6%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility;
JPMorgan Chase Bank)
(cost $1,000,000)	0.05	11/1/13	1,000,000 [c]	1,000,000

Total Investments (cost $168,506,672)			98.3%	170,232,716
Cash and Receivables (Net)			1.7%	2,908,966
Net Assets			100.0%	173,141,682

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	21.4	Utility-Electric	4.3
Health Care	14.2	City	3.4
Transportation Services	11.1	Industrial	2.4
Special Tax	10.3	Lease	1.2
Utility-Water and Sewer	10.2	State/Territory	1.0
Housing	8.9	Other	4.6
Pre-Refunded	5.3		98.3

† Based on net assets.
See notes to financial statements.

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

16

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		168,506,672	170,232,716
Cash			883,914
Interest receivable			2,316,012
Receivable for shares of Beneficial Interest subscribed			244
Prepaid expenses			11,516
			173,444,402
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			135,300
Payable for shares of Beneficial Interest redeemed			127,555
Accrued expenses			39,865
			302,720
Net Assets ($)			173,141,682
Composition of Net Assets ($):
Paid-in capital			171,252,169
Accumulated undistributed investment income—net			15,375
Accumulated net realized gain (loss) on investments			148,094
Accumulated net unrealized appreciation
(depreciation) on investments			1,726,044
Net Assets ($)			173,141,682

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	114,924,704	4,556,409	53,660,569
Shares Outstanding	7,249,078	287,264	3,385,252
Net Asset Value Per Share ($)	15.85	15.86	15.85

See notes to financial statements.

The Fund	17

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	4,046,561
Expenses:
Management fee—Note 3(a)	505,527
Shareholder servicing costs—Note 3(c)	213,048
Professional fees	24,198
Distribution fees—Note 3(b)	18,359
Registration fees	10,535
Custodian fees—Note 3(c)	10,243
Prospectus and shareholders’ reports	5,530
Trustees’ fees and expenses—Note 3(d)	5,320
Loan commitment fees—Note 2	830
Miscellaneous	19,113
Total Expenses	812,703
Less—reduction in fees due to earnings credits—Note 3(c)	(70)
Net Expenses	812,633
Investment Income—Net	3,233,928
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(220,677)
Net unrealized appreciation (depreciation) on investments	(11,756,998)
Net Realized and Unrealized Gain (Loss) on Investments	(11,977,675)
Net (Decrease) in Net Assets Resulting from Operations	(8,743,747)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Operations ($):
Investment income—net	3,233,928	6,779,867
Net realized gain (loss) on investments	(220,677)	1,929,117
Net unrealized appreciation
(depreciation) on investments	(11,756,998)	1,966,811
Net Increase (Decrease) in Net Assets
Resulting from Operations	(8,743,747)	10,675,795
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,127,553)	(4,494,571)
Class C	(65,756)	(146,849)
Class Z	(1,025,244)	(2,109,120)
Net realized gain on investments:
Class A	—	(450,351)
Class C	—	(19,426)
Class Z	—	(198,289)
Total Dividends	(3,218,553)	(7,418,606)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,904,287	10,576,088
Class C	402,284	762,703
Class Z	1,662,160	3,030,411
Dividends reinvested:
Class A	1,777,089	3,898,116
Class C	56,062	140,452
Class Z	865,565	1,832,481
Cost of shares redeemed:
Class A	(14,452,415)	(12,631,404)
Class C	(975,348)	(1,183,352)
Class Z	(4,234,035)	(4,678,814)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(12,994,351)	1,746,681
Total Increase (Decrease) in Net Assets	(24,956,651)	5,003,870
Net Assets ($):
Beginning of Period	198,098,333	193,094,463
End of Period	173,141,682	198,098,333
Undistributed investment income—net	15,375	—

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Capital Share Transactions:
Class Aa
Shares sold	118,066	627,164
Shares issued for dividends reinvested	111,089	231,298
Shares redeemed	(901,731)	(750,448)
Net Increase (Decrease) in Shares Outstanding	(672,576)	108,014
Class Ca
Shares sold	24,423	45,352
Shares issued for dividends reinvested	3,503	8,329
Shares redeemed	(59,958)	(70,411)
Net Increase (Decrease) in Shares Outstanding	(32,032)	(16,730)
Class Z
Shares sold	104,275	180,463
Shares issued for dividends reinvested	54,141	108,751
Shares redeemed	(267,462)	(278,713)
Net Increase (Decrease) in Shares Outstanding	(109,046)	10,501

a During the period ended October 31, 2013, 9,447 Class C shares representing $159,153 were exchanged for
9,457 Class A shares.

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2013			Year Ended April 30,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	16.88	16.60	15.51	15.96	15.28	15.67
Investment Operations:
Investment income—net[a]	.28	.57	.63	.65	.66	.65
Net realized and unrealized
gain (loss) on investments	(1.03)	.34	1.11	(.46)	.67	(.40)
Total from
Investment Operations	(.75)	.91	1.74	.19	1.33	.25
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.63)	(.64)	(.65)	(.64)
Dividends from net realized
gain on investments	—	(.06)	(.02)	—	—	—
Total Distributions	(.28)	(.63)	(.65)	(.64)	(.65)	(.64)
Net asset value, end of period	15.85	16.88	16.60	15.51	15.96	15.28
Total Return (%)[b]	(4.44)[c]	5.53	11.40	1.21	8.85	1.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93 [d]	.94	.95	.96	.94	.96
Ratio of net expenses
to average net assets	.93 [d]	.94	.95	.96	.94	.96
Ratio of net investment income
to average net assets	3.47 [d]	3.40	3.91	4.09	4.17	4.27
Portfolio Turnover Rate	2.27 [c]	15.27	10.69	18.40	10.93	16.60
Net Assets, end of period
($ x 1,000)	114,925	133,727	129,697	124,286	137,969	130,611

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2013			Year Ended April 30,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	16.89	16.61	15.52	15.97	15.29	15.68
Investment Operations:
Investment income—net[a]	.22	.44	.51	.53	.54	.53
Net realized and unrealized
gain (loss) on investments	(1.03)	.34	1.11	(.45)	.67	(.39)
Total from
Investment Operations	(.81)	.78	1.62	.08	1.21	.14
Distributions:
Dividends from
investment income—net	(.22)	(.44)	(.51)	(.53)	(.53)	(.53)
Dividends from net realized
gain on investments	—	(.06)	(.02)	—	—	—
Total Distributions	(.22)	(.50)	(.53)	(.53)	(.53)	(.53)
Net asset value, end of period	15.86	16.89	16.61	15.52	15.97	15.29
Total Return (%)[b]	(4.81)[c]	4.73	10.56	.46	8.03	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70 [d]	1.70	1.71	1.70	1.69	1.70
Ratio of net expenses
to average net assets	1.70 [d]	1.70	1.71	1.70	1.69	1.69
Ratio of net investment income
to average net assets	2.70 [d]	2.64	3.16	3.34	3.41	3.54
Portfolio Turnover Rate	2.27 [c]	15.27	10.69	18.40	10.93	16.60
Net Assets, end of period
($ x 1,000)	4,556	5,393	5,580	5,127	6,087	4,983

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

22

Six Months Ended
October 31, 2013			Year Ended April 30,
Class Z Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	16.88	16.60	15.51	15.96	15.28	15.67
Investment Operations:
Investment income—net[a]	.30	.61	.67	.68	.69	.68
Net realized and unrealized
gain (loss) on investments	(1.03)	.34	1.10	(.45)	.68	(.40)
Total from
Investment Operations	(.73)	.95	1.77	.23	1.37	.28
Distributions:
Dividends from
investment income—net	(.30)	(.61)	(.66)	(.68)	(.69)	(.67)
Dividends from net realized
gain on investments	—	(.06)	(.02)	—	—	—
Total Distributions	(.30)	(.67)	(.68)	(.68)	(.69)	(.67)
Net asset value, end of period	15.85	16.88	16.60	15.51	15.96	15.28
Total Return (%)	(4.34)[b]	5.75	11.64	1.41	9.10	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71 [c]	.73	.74	.75	.72	.78
Ratio of net expenses
to average net assets	.71 [c]	.73	.74	.75	.72	.77
Ratio of net investment income
to average net assets	3.69 [c]	3.61	4.13	4.29	4.40	4.48
Portfolio Turnover Rate	2.27 [b]	15.27	10.69	18.40	10.93	16.60
Net Assets, end of period
($ x 1,000)	53,661	58,978	57,818	54,006	57,175	55,649

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series including the Dreyfus Pennsylvania Fund (the “fund”). The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

24

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

26

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	170,232,716	—	170,232,716
† See Statement of Investments for additional detailed categorizations.

At October 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the fund did not incur any interest or penalties.

28

Each tax year in the three-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2013 was as follows: tax-exempt income $6,750,540 and long-term capital gains $668,066. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2013, the Distributor retained $1,149 from commissions earned on sales of the fund’s Class A shares and $52 from CDSCs on redemptions of the fund’s Class C shares.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2013, Class C shares were charged $18,359 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2013, Class A and Class C shares were charged $153,882 and $6,120, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2013, Class Z shares were charged $11,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

30

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2013, the fund was charged $26,619 for transfer agency services and $910 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $70.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2013, the fund was charged $10,243 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended October 31, 2013, the fund was charged $348 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2013, the fund was charged $4,445 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $80,268, Distribution Plan fees $2,889, Shareholder Services Plan fees $25,310, custodian fees $6,133, Chief Compliance Officer fees $7,445 and transfer agent fees $13,255.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2013, amounted to $4,069,495 and $15,444,766, respectively.

At October 31, 2013, accumulated net unrealized appreciation on investments was $1,726,044, consisting of $6,781,374 gross unrealized appreciation and $5,055,330 gross unrealized depreciation.

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 23, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group median and above the Performance Universe median. The Board also noted that the fund’s yield performance was below the Performance Group median for all of the one-year periods ended May 31st and at or above the Performance Universe median for five of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

34

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

36

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 18, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)